SIDLEY AUSTIN LLP 787 SEVENTH AVENUE NEW YORK, NY 10019 +1 212 839 5300 +1 212 839 5599 FAX AMERICA • ASIA PACIFIC • EUROPE

May 26, 2022

VIA ELECTRONIC FILING

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Circle Reserve Fund, a series of BlackRock FundsSM Post-Effective Amendment No. 1123 to the Registration Statement on Form N-1A (File Nos. 33-26305 and 811-05742)

Ladies and Gentlemen:

On behalf of BlackRock FundsSM (the “Trust”), transmitted herewith for filing with the Securities and Exchange Commission (the “Commission”) under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “Investment Company Act”), is Post-Effective Amendment No. 1123 to the Trust’s Registration Statement on Form N-1A (the “Registration Statement”). The Registration Statement contains a Prospectus and Statement of Additional Information relating to Circle Reserve Fund (the “Fund”), a new series of the Trust. The filing is being made in order to register Institutional Shares of the Fund.

In Investment Company Act Release No. 13768 (February 15, 1984) (the “Release”), the Division of Investment Management announced review procedures for investment companies providing for expedited cursory or partial review of investment company registration statements, in the discretion of the staff, if certain conditions are met. The Release requests that information be furnished to the staff with respect to the extent that the filing contains disclosure information which is similar to information previously reviewed by the staff in other filings of the same complex.

In that regard, reference is made to Post-Effective Amendment No. 1117 to the Registration Statement on Form N-1A of the Trust on behalf of BlackRock Liquid Environmentally Aware Fund, which was filed on February 22, 2022 (the “Prior Filing”). While the Fund’s Prospectus and Statement of Additional Information are filed on a stand-alone basis, the disclosure in the Fund’s Statement of Additional Information is substantively similar to the Prior Filing with respect to the following matters:

Statement of Additional Information—Part II:

•	Yield Information

•	Portfolio Transactions

•	Dividends and Taxes

o	Dividends

o	Taxes

•	Proxy Voting Policies and Procedures

•	Appendix A – Description of Bond Ratings

•	Appendix B – Open-End Fund Proxy Voting Policy

We would be pleased to provide you with any additional information you may require or with copies of the materials referred to above. We would appreciate any comments the Commission staff may have as soon as possible.

Please direct any communications relating to this filing to Douglas E. McCormack at (212) 839-5511.

Very truly yours,

/s/ Douglas E. McCormack
Douglas E. McCormack

Enclosures

cc:	Jesse C. Kean

Janey Ahn

Tricia Meyer

Sidley Austin (NY) LLP is a Delaware limited liability partnership doing business as Sidley Austin LLP and practicing in affiliation with other Sidley Austin partnerships.